THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 13, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON January 29, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             02/5/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        2
                                               -------------

Form 13F Information Table Value Total:        $2,921
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.         Form 13F File Number                      Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            ---------                 -----------------------------

      3               28-7474                   Gotham International Advisors,
                                                     L.L.C.
    ------            ---------                 -----------------------------
      4               28-5717                   Gotham Holdings Management,
                                                     L.L.C.
    ------            ---------                 -----------------------------

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

                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FEDERAL AGRIC MTG
 CORP                               COM           313148306   2,512     85,110 SH     SHARED-OTHER 1,2,4           85,110
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FEDERAL AGRIC MTG
 CORP                               COM           313148306     409     13,855 SH     SHARED-OTHER 1,3             13,855
-----------------------------------------------------------------------------------------------------------------------------------
